Cash and cash equivalents (excluding overdrafts)	12 Months Ended
Dec. 31, 2017
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Cash and cash equivalents (excluding overdrafts)

17. Cash and cash equivalents (excluding overdrafts)

All figures in £ millions	2017	2016
Cash at bank and in hand	361	570
Short-term bank deposits	157	889

	518	1,459

Cash at bank and in hand – within assets classified as held for sale	127	—

	645	1,459

Short-term bank deposits are invested with banks and earn interest at the prevailing short-term deposit rates.

At the end of 2017, the currency split of cash and cash equivalents was US dollar 36% (2016: 34%), sterling 8% (2016: 40%), euro 7% (2016: 3%), renminbi 20% (2016: 10%) and other 29% (2016: 13%). At the end of 2017, a significant proportion of the renminbi cash relates to assets held for sale.

Cash and cash equivalents have fair values that approximate to their carrying value due to their short-term nature. Cash and cash equivalents include the following for the purpose of the cash flow statement:

All figures in £ millions	2017	2016
Cash and cash equivalents	518	1,459
Cash and cash equivalents – within assets classified as held for sale	127	—
Bank overdrafts	(15)	(35)

	630	1,424

The Group has certain cash pooling arrangements in US dollars, sterling, euro and Canadian dollars where both the company and the bank have a legal right of offset. At 31 December 2017, the offsetting amounts are presented gross in the balance sheet. Offset arrangements in respect of derivatives are shown in note 16.